UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 312-0176

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual report to shareholders, including five funds, for the period ended June 30, 2022:

•MULTIMANAGER LIFESTYLE PORTFOLIOS:

Multimanager Lifestyle Aggressive Portfolio Multimanager Lifestyle Balanced Portfolio Multimanager Lifestyle Conservative Portfolio Multimanager Lifestyle Growth Portfolio Multimanager Lifestyle Moderate Portfolio

Semiannual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
June 30, 2022

A message to shareholders
Dear shareholder,
Stocks and bonds both performed poorly during the six months ended June 30, 2022, leading to negative returns for blended portfolios. Inflation, which had been climbing steadily throughout 2021, took another leg higher after the Russian invasion of Ukraine fueled a spike in energy prices and put further pressure on already-stressed supply chains. Many central banks responded by winding down their stimulative quantitative easing programs and raising interest rates, weighing on financial assets worldwide.
Bond yields surged, as prices fell, leading to negative returns for all major fixed-income categories. Stocks also lost considerable ground, with the most notable downturn occurring among many of the large-cap U.S. technology stocks that had led the market higher since the lows of early 2020. On the positive side, the rally in oil prices led to significant gains for the energy sector and relative outperformance for resource-heavy countries such as Canada, Australia, and markets in the Middle East and Africa.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Portfolio summary
8	Your expenses
11	Portfolios’ investments
17	Financial statements
22	Financial highlights
32	Notes to financial statements
53	Evaluation of advisory and subadvisory agreements by the Board of Trustees
59	Statement regarding liquidity risk management
60	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 6/30/2022 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2022 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2022 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
Multimanager Lifestyle Aggressive Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	99.1
Equity	90.1
U.S. large cap	31.1
International equity	24.0
U.S. mid cap	11.8
Emerging-market equity	8.5
U.S. small cap	7.9
Large blend	5.3
Sector equity	1.5
Fixed income	1.2
Emerging-market debt	0.5
Intermediate bond	0.5
High yield bond	0.2
Alternative and specialty	7.8
Sector equity	6.8
Absolute return	1.0
U.S. Government	0.9
Multimanager Lifestyle Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.0
Equity	74.1
U.S. large cap	26.3
International equity	20.8
U.S. mid cap	9.5
U.S. small cap	6.2
Emerging-market equity	6.0
Large blend	4.1
Sector equity	1.2
Fixed income	14.8
Intermediate bond	6.1
Multi-sector bond	3.1
Bank loan	2.1
Emerging-market debt	1.9
High yield bond	1.6
Alternative and specialty	7.1
Sector equity	5.5
Absolute return	1.6
U.S. Government	4.0
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

Multimanager Lifestyle Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.8
Equity	54.7
U.S. large cap	18.8
International equity	16.3
U.S. mid cap	6.8
U.S. small cap	4.3
Emerging-market equity	3.8
Large blend	3.8
Sector equity	0.9
Fixed income	30.5
Intermediate bond	10.6
Multi-sector bond	7.5
Bank loan	3.7
Emerging-market debt	3.6
High yield bond	3.2
Short-term bond	1.9
Alternative and specialty	6.6
Sector equity	4.1
Absolute return	2.0
Multi-asset income	0.5
U.S. Government	8.2
Multimanager Lifestyle Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.6
Equity	36.9
U.S. large cap	13.5
International equity	12.4
U.S. mid cap	4.4
Large blend	2.4
U.S. small cap	2.3
Emerging-market equity	1.9
Fixed income	48.5
Intermediate bond	21.3
Multi-sector bond	8.6
Bank loan	5.2
Emerging-market debt	5.0
High yield bond	4.7
Short-term bond	3.7
Alternative and specialty	6.2
Absolute return	2.5
Sector equity	1.7
Multi-asset income	1.5
Infrastructure	0.5
U.S. Government	8.4
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.8
Equity	17.9
International equity	6.6
U.S. large cap	5.0
U.S. mid cap	2.2
U.S. small cap	1.9
Large blend	1.2
Emerging-market equity	1.0
Fixed income	66.5
Intermediate bond	32.3
Multi-sector bond	9.8
Emerging-market debt	6.7
Bank loan	6.6
High yield bond	6.2
Short-term bond	4.9
Alternative and specialty	6.4
Absolute return	2.7
Multi-asset income	2.0
Infrastructure	1.7
U.S. Government	9.2
Notes about risk
The portfolios are subject to various risks as described in the portfolios’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$796.90	$2.27	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class C	Actual expenses/actual returns	1,000.00	794.50	5.38	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class I	Actual expenses/actual returns	1,000.00	798.50	0.94	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class R2	Actual expenses/actual returns	1,000.00	796.70	2.81	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class R4	Actual expenses/actual returns	1,000.00	797.50	1.56	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	798.70	0.67	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual expenses/actual returns	1,000.00	799.10	0.45	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	798.60	0.67	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$812.70	$2.34	0.52%
	Hypothetical example	1,000.00	1,022.20	2.61	0.52%
Class C	Actual expenses/actual returns	1,000.00	810.20	5.52	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class I	Actual expenses/actual returns	1,000.00	814.20	0.99	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R2	Actual expenses/actual returns	1,000.00	812.50	2.83	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%
Class R4	Actual expenses/actual returns	1,000.00	813.50	1.66	0.37%
	Hypothetical example	1,000.00	1,023.00	1.86	0.37%
Class R5	Actual expenses/actual returns	1,000.00	814.10	0.76	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class R6	Actual expenses/actual returns	1,000.00	814.50	0.54	0.12%
	Hypothetical example	1,000.00	1,024.20	0.60	0.12%
Class 1	Actual expenses/actual returns	1,000.00	814.50	0.72	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Class 5	Actual expenses/actual returns	1,000.00	814.70	0.49	0.11%
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$832.10	$2.50	0.55%
	Hypothetical example	1,000.00	1,022.10	2.76	0.55%
Class C	Actual expenses/actual returns	1,000.00	829.00	5.71	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Class I	Actual expenses/actual returns	1,000.00	833.40	1.14	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Class R2	Actual expenses/actual returns	1,000.00	831.20	3.04	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual expenses/actual returns	1,000.00	832.30	1.82	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Class R5	Actual expenses/actual returns	1,000.00	833.50	0.91	0.20%
	Hypothetical example	1,000.00	1,023.80	1.00	0.20%
Class R6	Actual expenses/actual returns	1,000.00	833.70	0.68	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual expenses/actual returns	1,000.00	833.40	0.86	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 5	Actual expenses/actual returns	1,000.00	833.80	0.64	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2022	Ending value on 6-30-2022	Expenses paid during period ended 6-30-2022[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$857.80	$2.63	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Class C	Actual expenses/actual returns	1,000.00	854.90	5.84	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class I	Actual expenses/actual returns	1,000.00	858.70	1.24	0.27%
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%
Class R2	Actual expenses/actual returns	1,000.00	856.90	3.22	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R4	Actual expenses/actual returns	1,000.00	858.30	1.94	0.42%
	Hypothetical example	1,000.00	1,022.70	2.11	0.42%
Class R5	Actual expenses/actual returns	1,000.00	859.10	1.01	0.22%
	Hypothetical example	1,000.00	1,023.70	1.10	0.22%
Class R6	Actual expenses/actual returns	1,000.00	859.00	0.78	0.17%
	Hypothetical example	1,000.00	1,024.00	0.85	0.17%
Class 1	Actual expenses/actual returns	1,000.00	859.10	0.97	0.21%
	Hypothetical example	1,000.00	1,023.80	1.05	0.21%
Class 5	Actual expenses/actual returns	1,000.00	859.70	0.74	0.16%
	Hypothetical example	1,000.00	1,024.00	0.80	0.16%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$878.90	$2.75	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Class C	Actual expenses/actual returns	1,000.00	875.90	6.05	1.30%
	Hypothetical example	1,000.00	1,018.30	6.51	1.30%
Class I	Actual expenses/actual returns	1,000.00	880.10	1.35	0.29%
	Hypothetical example	1,000.00	1,023.40	1.45	0.29%
Class R2	Actual expenses/actual returns	1,000.00	878.40	3.26	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Class R4	Actual expenses/actual returns	1,000.00	879.40	2.05	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
Class R5	Actual expenses/actual returns	1,000.00	880.40	1.12	0.24%
	Hypothetical example	1,000.00	1,023.60	1.20	0.24%
Class R6	Actual expenses/actual returns	1,000.00	880.50	0.89	0.19%
	Hypothetical example	1,000.00	1,023.90	0.95	0.19%
Class 1	Actual expenses/actual returns	1,000.00	880.30	1.07	0.23%
	Hypothetical example	1,000.00	1,023.70	1.15	0.23%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LLC	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 90.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,538,298	$169,096,982
Capital Appreciation, Class NAV, JHF II (Jennison)	7,108,075	78,757,466
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,658,851	86,639,893
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,166,208	150,490,359
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,512,266	156,528,449
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,376,476	193,029,574
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,561,064	242,679,752
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,809,578	44,335,142
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,906,313	226,019,244
Global Equity, Class NAV, JHF II (MIM US) (B)	4,221,845	45,933,674
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,336,940	66,284,396
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,955,179	35,992,130
International Growth, Class NAV, JHF III (Wellington)	3,324,359	85,901,426
International Small Company, Class NAV, JHF II (DFA)	9,354,503	87,464,603
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,087,316	252,187,031
Mid Cap Growth, Class NAV, JHIT (Wellington)	11,282,158	138,206,439
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,170,901	221,402,849
Multifactor Emerging Markets ETF, JHETF (DFA)	2,717,569	66,394,287
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,643,624	104,106,154
Small Cap Growth, Class NAV, JHF II (Redwood)	4,543,850	61,432,850
Small Cap Value, Class NAV, JHF II (Wellington)	3,945,378	77,645,035
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,803,652	163,182,092
Fixed income - 1.2%
Core Bond, Class NAV, JHF II (Allspring Investments)	1,258,035	14,316,442
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,137,602	15,369,360
High Yield, Class NAV, JHBT (MIM US) (B)	2,676,542	7,761,973
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	3,000,486	31,415,091
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,321,510	138,616,985
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,467,959	48,466,649
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	15,703,500	$20,571,585

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,810,929,000)		$3,030,227,912
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	124,162

TOTAL COMMON STOCKS (Cost $91,718)		$124,162
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 3.135%, 08/15/2051	$11,232,000	4,511,761
U.S. Treasury STRIPS, PO, 3.199%, 05/15/2050	27,525,000	11,296,299
U.S. Treasury STRIPS, PO, 3.225%, 11/15/2048	19,700,000	8,424,074
U.S. Treasury STRIPS, PO, 3.394%, 05/15/2047	9,234,000	3,977,625

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,331,200)		$28,209,759
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,001,295	1,001,295

TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,295)		$1,001,295
Total investments (Cost $2,847,353,213) - 100.0%		$3,059,563,128
Other assets and liabilities, net - (0.0%)		(1,092,387)
TOTAL NET ASSETS - 100.0%		$3,058,470,741
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.0%
Equity - 74.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,305,612	$383,987,101
Capital Appreciation, Class NAV, JHF II (Jennison)	18,538,047	205,401,564
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	40,653,834	364,664,891
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,634,828	349,331,391
Disciplined Value International, Class NAV, JHIT (Boston Partners)	28,620,987	358,048,541
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,179,703	344,762,720
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	28,599,413	$552,540,651
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,509,899	102,726,212
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,379,644	107,117,927
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,122,955	412,134,181
Global Equity, Class NAV, JHF II (MIM US) (B)	15,834,355	172,277,781
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,757,401	143,902,413
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,845,398	80,493,119
International Growth, Class NAV, JHF III (Wellington)	6,785,268	175,331,333
International Small Company, Class NAV, JHF II (DFA)	20,453,594	191,241,104
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	65,422,306	567,211,393
Mid Cap Growth, Class NAV, JHIT (Wellington)	26,351,863	322,810,323
Mid Value, Class NAV, JHF II (T. Rowe Price)	29,643,862	498,313,322
Multifactor Emerging Markets ETF, JHETF (DFA)	7,006,872	171,188,393
Small Cap Core, Class NAV, JHIT (MIM US) (B)	18,160,825	247,350,434
Small Cap Growth, Class NAV, JHF II (Redwood)	8,967,629	121,242,350
Small Cap Value, Class NAV, JHF II (Wellington)	8,202,376	161,422,767
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	42,744,977	352,218,613
Fixed income - 14.8%
Bond, Class NAV, JHSB (MIM US) (B)	38,026,583	528,189,235
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	23,536,336	169,226,256
Floating Rate Income, Class NAV, JHF II (Bain Capital)	23,594,333	178,137,214
High Yield, Class NAV, JHBT (MIM US) (B)	48,231,244	139,870,608
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	27,109,543	264,318,047
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	7,087,490	67,969,028
Diversified Macro, Class NAV, JHIT (Graham)	6,488,164	67,931,079
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	27,707,154	311,705,487
Health Sciences, Class NAV, JHF II (T. Rowe Price)	24,424,327	113,084,634
Science & Technology, Class NAV, JHF II (T. Rowe Price)	37,777,249	49,488,196

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,902,543,751)		$8,275,638,308
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$282,082

TOTAL COMMON STOCKS (Cost $212,395)		$282,082
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$43,739,264	44,157,862
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	66,115,967	66,148,250
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	35,243,826	34,913,874
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	9,151,391	9,010,188
U.S. Treasury STRIPS, PO, 3.135%, 08/15/2051	74,521,000	29,934,198
U.S. Treasury STRIPS, PO, 3.199%, 05/15/2050	182,057,000	74,716,450
U.S. Treasury STRIPS, PO, 3.225%, 11/15/2048	130,301,000	55,719,047
U.S. Treasury STRIPS, PO, 3.394%, 05/15/2047	61,248,000	26,383,106

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $399,683,765)		$340,982,975
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	2,001,941	2,001,941

TOTAL SHORT-TERM INVESTMENTS (Cost $2,001,941)		$2,001,941
Total investments (Cost $8,304,441,852) - 100.0%		$8,618,905,306
Other assets and liabilities, net - (0.0%)		(2,386,986)
TOTAL NET ASSETS - 100.0%		$8,616,518,320
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 54.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,778,171	$252,554,641
Capital Appreciation, Class NAV, JHF II (Jennison)	10,470,231	116,010,158
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,739,088	383,369,623
Disciplined Value, Class NAV, JHF III (Boston Partners)	9,937,992	208,697,832
Disciplined Value International, Class NAV, JHIT (Boston Partners)	22,223,242	278,012,753
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,789,544	$205,789,583
Equity Income, Class NAV, JHF II (T. Rowe Price)	17,258,914	333,442,216
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,715,318	74,407,713
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,634,673	99,429,825
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,260,942	246,538,117
Global Equity, Class NAV, JHF II (MIM US) (B)	17,288,956	188,103,845
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,001,223	42,212,900
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,269,524	76,039,225
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,830,257	62,155,338
International Growth, Class NAV, JHF III (Wellington)	5,325,912	137,621,576
International Small Company, Class NAV, JHF II (DFA)	10,090,510	94,346,268
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	40,140,016	348,013,940
Mid Cap Growth, Class NAV, JHIT (Wellington)	17,905,278	219,339,658
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,720,091	331,494,727
Multifactor Emerging Markets ETF, JHETF (DFA)	4,446,333	108,630,585
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,477,261	156,320,301
Small Cap Growth, Class NAV, JHF II (Redwood)	6,097,870	82,443,209
Small Cap Value, Class NAV, JHF II (Wellington)	5,749,323	113,146,676
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,126,476	314,162,159
Fixed income - 30.5%
Bond, Class NAV, JHSB (MIM US) (B)	53,594,882	744,432,908
Core Bond, Class NAV, JHF II (Allspring Investments)	11,029,530	125,516,052
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,556,632	291,602,184
Floating Rate Income, Class NAV, JHF II (Bain Capital)	40,320,877	304,422,624
High Yield, Class NAV, JHBT (MIM US) (B)	90,497,230	262,441,966
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	16,647,703	154,324,207
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	62,653,292	610,869,597
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	8,763,726	84,044,136
Diversified Macro, Class NAV, JHIT (Graham)	8,005,607	83,818,707
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	18,865,695	212,239,066
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,412,530	$85,250,012
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,613,229	41,657,455
Science & Technology, Class NAV, JHF II (T. Rowe Price)	27,899,355	36,548,155

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,384,786,553)		$7,509,449,937
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	174,790

TOTAL COMMON STOCKS (Cost $136,608)		$174,790
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$85,604,661	86,423,924
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	128,921,419	128,984,369
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	68,674,186	68,031,260
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	17,917,848	17,641,381
U.S. Treasury STRIPS, PO, 3.135%, 08/15/2051	147,070,000	59,076,267
U.S. Treasury STRIPS, PO, 3.199%, 05/15/2050	359,388,000	147,493,342
U.S. Treasury STRIPS, PO, 3.225%, 11/15/2048	257,221,000	109,992,317
U.S. Treasury STRIPS, PO, 3.394%, 05/15/2047	120,865,000	52,063,645

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $784,983,462)		$669,706,505
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,001,989	1,001,989

TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,989)		$1,001,989
Total investments (Cost $8,170,908,612) - 100.0%		$8,180,333,221
Other assets and liabilities, net - (0.0%)		(1,406,382)
TOTAL NET ASSETS - 100.0%		$8,178,926,839
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.6%
Equity - 36.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,175,891	$43,813,717
Capital Appreciation, Class NAV, JHF II (Jennison)	1,834,129	20,322,150
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,178,868	109,244,445
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,072,111	43,514,323
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,886,325	48,617,930
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,563,839	23,151,466
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,339,419	64,517,577
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,819,544	29,097,691
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	837,827	48,476,657
Global Equity, Class NAV, JHF II (MIM US) (B)	5,106,105	55,554,428
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,842,143	29,984,605
International Growth, Class NAV, JHF III (Wellington)	1,573,749	40,665,662
International Small Company, Class NAV, JHF II (DFA)	2,144,437	20,050,491
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,099,678	78,894,207
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,920,377	48,024,622
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,434,225	57,729,321
Multifactor Emerging Markets ETF, JHETF (DFA)	1,012,476	24,736,307
Small Cap Core, Class NAV, JHIT (MIM US) (B)	641,671	8,739,561
Small Cap Growth, Class NAV, JHF II (Redwood)	1,654,132	22,363,866
Small Cap Value, Class NAV, JHF II (Wellington)	1,238,296	24,369,656
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,959,789	57,348,660
Fixed income - 48.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,211,083	308,511,945
Core Bond, Class NAV, JHF II (Allspring Investments)	18,412,266	209,531,583
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,054,451	122,621,504
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,705,013	126,122,845
High Yield, Class NAV, JHBT (MIM US) (B)	39,561,239	114,727,593
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	9,840,419	91,220,686
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,476,017	209,391,170
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,246,297	$31,131,991
Diversified Macro, Class NAV, JHIT (Graham)	2,941,471	30,797,201
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,686,565	41,473,851
Infrastructure, Class NAV, JHIT (Wellington)	932,385	12,083,712
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,033,469	36,422,229

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,298,783,044)		$2,233,253,652
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	29,318

TOTAL COMMON STOCKS (Cost $24,355)		$29,318
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$37,670,531	38,031,049
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	56,770,138	56,797,857
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	30,228,550	29,945,551
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,889,095	7,767,368
U.S. Treasury STRIPS, PO, 3.135%, 08/15/2051	28,457,000	11,430,838
U.S. Treasury STRIPS, PO, 3.199%, 05/15/2050	69,692,000	28,601,695
U.S. Treasury STRIPS, PO, 3.225%, 11/15/2048	49,880,000	21,329,583
U.S. Treasury STRIPS, PO, 3.394%, 05/15/2047	23,386,000	10,073,722

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $232,059,663)		$203,977,663
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,381	1,381

TOTAL SHORT-TERM INVESTMENTS (Cost $1,381)		$1,381
Total investments (Cost $2,530,868,443) - 100.0%		$2,437,262,014
Other assets and liabilities, net - (0.0%)		(313,163)
TOTAL NET ASSETS - 100.0%		$2,436,948,851
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 17.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	466,803	$17,393,088
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,054,497	45,338,842
Disciplined Value, Class NAV, JHF III (Boston Partners)	501,411	10,529,631
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,486,870	18,600,743
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,216,454	20,014,584
Equity Income, Class NAV, JHF II (T. Rowe Price)	857,783	16,572,377
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,412,979	14,581,947
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	167,273	9,678,406
Global Equity, Class NAV, JHF II (MIM US) (B)	2,073,104	22,555,369
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,217,958	12,849,458
International Growth, Class NAV, JHF III (Wellington)	659,016	17,028,979
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,447,528	47,230,067
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,722,813	21,104,465
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,340,134	22,527,657
Small Cap Growth, Class NAV, JHF II (Redwood)	1,344,237	18,174,079
Small Cap Value, Class NAV, JHF II (Wellington)	973,626	19,160,953
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,900,723	23,901,957
Fixed income - 66.5%
Bond, Class NAV, JHSB (MIM US) (B)	26,178,552	363,620,094
Core Bond, Class NAV, JHF II (Allspring Investments)	24,572,527	279,635,359
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,629,738	133,947,818
Floating Rate Income, Class NAV, JHF II (Bain Capital)	17,309,608	130,687,537
High Yield, Class NAV, JHBT (MIM US) (B)	42,480,305	123,192,884
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,547,155	97,772,130
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	20,056,581	195,551,669
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	5,670,323	54,378,402
Infrastructure, Class NAV, JHIT (Wellington)	2,653,380	34,387,808
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,330,991	39,108,852

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,957,486,241)		$1,809,525,155
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$52,073,242	$52,571,599
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	78,345,279	78,383,534
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	41,698,919	41,308,534
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	10,893,830	10,725,742

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $197,275,900)		$182,989,409
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.7415% (F)	1,397	1,397

TOTAL SHORT-TERM INVESTMENTS (Cost $1,397)		$1,397
Total investments (Cost $2,154,763,538) - 100.0%		$1,992,515,961
Other assets and liabilities, net - (0.0%)		(39,592)
TOTAL NET ASSETS - 100.0%		$1,992,476,369
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-22 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$29,335,216	$343,266,998	$670,883,284	$204,008,362	$182,990,806
Affiliated investments, at value	3,030,227,912	8,275,638,308	7,509,449,937	2,233,253,652	1,809,525,155
Total investments, at value	3,059,563,128	8,618,905,306	8,180,333,221	2,437,262,014	1,992,515,961
Dividends and interest receivable	198,571	5,553,996	9,734,417	3,941,248	4,217,216
Receivable for fund shares sold	180,805	337,852	598,866	355,308	599,406
Receivable for investments sold	3,718,499	15,069,547	10,541,912	4,282,305	2,717,449
Receivable from affiliates	175	594	617	247	258
Other assets	145,151	320,615	311,598	133,470	141,279
Total assets	3,063,806,329	8,640,187,910	8,201,520,631	2,445,974,592	2,000,191,569
Liabilities
Distributions payable	—	—	97,845	134,042	291,500
Payable for investments purchased	1,119,964	7,194,920	10,422,348	3,847,616	4,132,295
Payable for fund shares repurchased	3,918,838	15,682,724	11,307,768	4,763,549	3,040,846
Payable to affiliates
Accounting and legal services fees	135,683	381,451	360,602	107,727	87,911
Transfer agent fees	58,469	194,108	200,867	78,262	78,448
Distribution and service fees	5,927	12,033	11,859	4,990	3,496
Other liabilities and accrued expenses	96,707	204,354	192,503	89,555	80,704
Total liabilities	5,335,588	23,669,590	22,593,792	9,025,741	7,715,200
Net assets	$3,058,470,741	$8,616,518,320	$8,178,926,839	$2,436,948,851	$1,992,476,369
Net assets consist of
Paid-in capital	$2,503,813,045	$7,488,024,805	$7,627,998,875	$2,439,181,873	$2,142,467,923
Total distributable earnings (loss)	554,657,696	1,128,493,515	550,927,964	(2,233,022)	(149,991,554)
Net assets	$3,058,470,741	$8,616,518,320	$8,178,926,839	$2,436,948,851	$1,992,476,369
Unaffiliated investments, at cost	$36,424,213	$401,898,101	$786,122,059	$232,085,399	$197,277,297
Affiliated investments, at cost	2,810,929,000	7,902,543,751	7,384,786,553	2,298,783,044	1,957,486,241
Total investments, at cost	2,847,353,213	8,304,441,852	8,170,908,612	2,530,868,443	2,154,763,538
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$521,658,080	$1,745,474,954	$1,840,227,540	$713,492,698	$718,250,510
Shares outstanding	38,513,905	130,661,024	142,853,527	59,771,182	62,270,019
Net asset value and redemption price per share	$13.54	$13.36	$12.88	$11.94	$11.53
Class C1
Net assets	$40,646,781	$127,449,696	$109,608,469	$48,076,051	$41,251,548
Shares outstanding	3,004,678	9,569,325	8,513,952	4,002,989	3,575,598
Net asset value, offering price and redemption price per share	$13.53	$13.32	$12.87	$12.01	$11.54
Class I
Net assets	$8,387,350	$32,853,184	$33,535,572	$15,078,396	$22,247,626
Shares outstanding	620,851	2,473,880	2,624,830	1,273,103	1,932,357
Net asset value, offering price and redemption price per share	$13.51	$13.28	$12.78	$11.84	$11.51
Class R2
Net assets	$11,290,626	$24,463,572	$21,552,976	$8,263,244	$6,730,828
Shares outstanding	842,405	1,850,922	1,686,052	694,815	584,638
Net asset value, offering price and redemption price per share	$13.40	$13.22	$12.78	$11.89	$11.51
Class R4
Net assets	$3,583,148	$3,673,624	$6,231,050	$2,463,014	$1,980,101
Shares outstanding	265,995	275,242	485,139	207,739	172,110
Net asset value, offering price and redemption price per share	$13.47	$13.35	$12.84	$11.86	$11.50
Class R5
Net assets	$3,060,511	$5,875,763	$13,634,840	$9,731,560	$2,284,889
Shares outstanding	226,278	438,488	1,059,273	821,040	198,521
Net asset value, offering price and redemption price per share	$13.53	$13.40	$12.87	$11.85	$11.51
Class R6
Net assets	$52,017,194	$114,714,030	$115,134,685	$25,373,250	$15,152,766
Shares outstanding	3,848,283	8,623,238	9,017,492	2,145,862	1,317,468
Net asset value, offering price and redemption price per share	$13.52	$13.30	$12.77	$11.82	$11.50
Class 1
Net assets	$2,417,827,051	$6,223,268,498	$5,884,762,684	$1,555,534,620	$1,184,578,101
Shares outstanding	179,320,533	467,901,744	461,011,566	131,257,770	102,965,759
Net asset value, offering price and redemption price per share	$13.48	$13.30	$12.76	$11.85	$11.50
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

STATEMENTS OF ASSETS AND LIABILITIES 6-30-22 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$338,744,999	$154,239,023	$58,936,018	—
Shares outstanding	—	25,512,025	12,075,611	4,983,277	—
Net asset value, offering price and redemption price per share	—	$13.28	$12.77	$11.83	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$14.18	$13.99	$13.49	$12.50	$12.07

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 6-30-22 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$3,094,626	$35,036,112	$60,430,859	$25,815,550	$27,197,879
Interest	408,322	10,197,558	19,603,969	7,360,024	8,693,044
Total investment income	3,502,948	45,233,670	80,034,828	33,175,574	35,890,923
Expenses
Investment management fees	3,970,984	11,197,692	10,948,127	3,080,571	2,613,186
Distribution and service fees	1,872,818	5,604,939	5,521,266	1,948,142	1,793,740
Accounting and legal services fees	248,126	698,319	658,397	195,122	158,680
Transfer agent fees	379,484	1,256,491	1,292,583	500,176	500,623
Trustees’ fees	29,590	82,527	77,092	22,576	18,185
Custodian fees	16,130	17,142	17,142	17,142	16,646
State registration fees	60,873	73,319	80,643	67,461	85,420
Printing and postage	19,671	44,687	40,544	21,636	20,666
Professional fees	59,286	131,836	124,395	49,876	43,914
Other	41,880	100,338	96,177	35,251	30,832
Total expenses	6,698,842	19,207,290	18,856,366	5,937,953	5,281,892
Less expense reductions	(2,794,216)	(6,848,448)	(5,602,184)	(1,342,507)	(989,585)
Net expenses	3,904,626	12,358,842	13,254,182	4,595,446	4,292,307
Net investment income (loss)	(401,678)	32,874,828	66,780,646	28,580,128	31,598,616
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	116,053	(2,483,768)	(4,529,149)	(1,940,661)	(2,402,326)
Affiliated investments	8,010,206	23,231,175	11,287,991	(5,606,586)	(13,847,988)
	8,126,259	20,747,407	6,758,842	(7,547,247)	(16,250,314)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,292,668)	(80,674,778)	(157,444,155)	(34,624,828)	(10,270,546)
Affiliated investments	(784,209,737)	(1,993,643,633)	(1,601,457,313)	(401,239,527)	(287,758,563)
	(795,502,405)	(2,074,318,411)	(1,758,901,468)	(435,864,355)	(298,029,109)
Net realized and unrealized loss	(787,376,146)	(2,053,571,004)	(1,752,142,626)	(443,411,602)	(314,279,423)
Decrease in net assets from operations	$(787,777,824)	$(2,020,696,176)	$(1,685,361,980)	$(414,831,474)	$(282,680,807)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(401,678)	$35,721,908	$32,874,828	$143,140,157	$66,780,646	$181,043,745
Net realized gain	8,126,259	601,199,891	20,747,407	1,485,455,052	6,758,842	1,193,043,950
Change in net unrealized appreciation (depreciation)	(795,502,405)	(17,356,005)	(2,074,318,411)	(116,448,915)	(1,758,901,468)	(226,524,571)
Increase (decrease) in net assets resulting from operations	(787,777,824)	619,565,794	(2,020,696,176)	1,512,146,294	(1,685,361,980)	1,147,563,124
Distributions to shareholders
From earnings
Class A	—	(64,702,777)	—	(206,632,761)	(11,495,156)	(211,529,315)
Class C	—	(5,168,936)	—	(16,332,268)	(267,462)	(14,684,938)
Class I	—	(1,086,293)	—	(4,046,840)	(275,372)	(4,222,507)
Class R2	—	(1,408,050)	—	(2,863,967)	(124,043)	(2,404,614)
Class R4	—	(290,114)	—	(494,938)	(44,013)	(741,486)
Class R5	—	(261,287)	—	(673,106)	(112,836)	(1,648,465)
Class R6	—	(5,964,748)	—	(13,118,125)	(969,839)	(11,523,850)
Class 1	—	(320,286,070)	—	(791,838,506)	(49,183,450)	(737,160,592)
Class 5	—	—	—	(40,550,453)	(1,307,475)	(17,992,698)
Total distributions	—	(399,168,275)	—	(1,076,550,964)	(63,779,646)	(1,001,908,465)
Portfolio share transactions
From portfolio share transactions	(150,470,995)	(76,862,439)	(512,239,465)	(335,908,907)	(451,115,891)	(271,296,818)
Total increase (decrease)	(938,248,819)	143,535,080	(2,532,935,641)	99,686,423	(2,200,257,517)	(125,642,159)
Net assets
Beginning of period	3,996,719,560	3,853,184,480	11,149,453,961	11,049,767,538	10,379,184,356	10,504,826,515
End of period	$3,058,470,741	$3,996,719,560	$8,616,518,320	$11,149,453,961	$8,178,926,839	$10,379,184,356
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$28,580,128	$65,564,986	$31,598,616	$61,127,410
Net realized gain (loss)	(7,547,247)	243,642,849	(16,250,314)	109,711,346
Change in net unrealized appreciation (depreciation)	(435,864,355)	(79,068,445)	(298,029,109)	(87,091,411)
Increase (decrease) in net assets resulting from operations	(414,831,474)	230,139,390	(282,680,807)	83,747,345
Distributions to shareholders
From earnings
Class A	(7,045,522)	(66,961,519)	(10,382,933)	(48,129,639)
Class C	(299,277)	(5,116,701)	(456,077)	(3,059,334)
Class I	(171,327)	(1,188,507)	(356,262)	(1,379,787)
Class R2	(77,484)	(766,308)	(93,865)	(463,184)
Class R4	(26,367)	(240,574)	(29,847)	(137,913)
Class R5	(119,696)	(684,494)	(37,657)	(187,011)
Class R6	(310,020)	(2,370,213)	(250,107)	(1,106,440)
Class 1	(18,639,785)	(159,818,494)	(19,416,554)	(88,420,244)
Class 5	(715,049)	(5,747,962)	—	—
Total distributions	(27,404,527)	(242,894,772)	(31,023,302)	(142,883,552)
Portfolio share transactions
From portfolio share transactions	(136,707,027)	(44,651,061)	(119,650,230)	(21,275,737)
Total decrease	(578,943,028)	(57,406,443)	(433,354,339)	(80,411,944)
Net assets
Beginning of period	3,015,891,879	3,073,298,322	2,425,830,708	2,506,242,652
End of period	$2,436,948,851	$3,015,891,879	$1,992,476,369	$2,425,830,708
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2022[6]	16.99	(0.02)	(3.43)	(3.45)	—	—	—	13.54	(20.31)[7]	0.67[8]	0.51[8]	(0.31)[8]	522	2
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
Class C
06-30-2022[6]	17.03	(0.08)	(3.42)	(3.50)	—	—	—	13.53	(20.55)[7]	1.37[8]	1.21[8]	(1.01)[8]	41	2
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	—[9]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	—[9]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
Class I
06-30-2022[6]	16.92	—[9]	(3.41)	(3.41)	—	—	—	13.51	(20.15)[7]	0.37[8]	0.21[8]	(0.01)[8]	8	2
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
Class R2
06-30-2022[6]	16.82	(0.03)	(3.39)	(3.42)	—	—	—	13.40	(20.33)[7]	0.78[8]	0.63[8]	(0.43)[8]	11	2
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
Class R4
06-30-2022[6]	16.89	(0.01)	(3.41)	(3.42)	—	—	—	13.47	(20.25)[7]	0.60[8]	0.35[8]	(0.13)[8]	4	2
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
Class R5
06-30-2022[6]	16.94	0.01	(3.42)	(3.41)	—	—	—	13.53	(20.13)[7]	0.31[8]	0.15[8]	0.07[8]	3	2
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
Class R6
06-30-2022[6]	16.92	0.01	(3.41)	(3.40)	—	—	—	13.52	(20.09)[7]	0.26[8]	0.10[8]	0.10[8]	52	2
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2022[6]	16.88	—[9]	(3.40)	(3.40)	—	—	—	13.48	(20.14)[7]	0.30[8]	0.15[8]	0.05[8]	2,418	2
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

Financial highlights continued
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2022[6]	16.44	0.03	(3.11)	(3.08)	—	—	—	13.36	(18.73)[7]	0.67[8]	0.52[8]	0.40[8]	1,745	3
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
Class C
06-30-2022[6]	16.44	(0.02)	(3.10)	(3.12)	—	—	—	13.32	(18.98)[7]	1.37[8]	1.23[8]	(0.32)[8]	127	3
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
Class I
06-30-2022[6]	16.31	0.05	(3.08)	(3.03)	—	—	—	13.28	(18.58)[7]	0.37[8]	0.22[8]	0.70[8]	33	3
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
Class R2
06-30-2022[6]	16.27	0.02	(3.07)	(3.05)	—	—	—	13.22	(18.75)[7]	0.77[8]	0.63[8]	0.29[8]	24	3
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
Class R4
06-30-2022[6]	16.41	0.04	(3.10)	(3.06)	—	—	—	13.35	(18.65)[7]	0.61[8]	0.37[8]	0.54[8]	4	3
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
Class R5
06-30-2022[6]	16.46	0.06	(3.12)	(3.06)	—	—	—	13.40	(18.59)[7]	0.31[8]	0.17[8]	0.75[8]	6	3
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
Class R6
06-30-2022[6]	16.33	0.06	(3.09)	(3.03)	—	—	—	13.30	(18.55)[7]	0.26[8]	0.12[8]	0.80[8]	115	3
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
Class 1
06-30-2022[6]	16.34	0.06	(3.10)	(3.04)	—	—	—	13.30	(18.55)[7]	0.30[8]	0.16[8]	0.76[8]	6,223	3
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2022[6]	16.30	0.06	(3.08)	(3.02)	—	—	—	13.28	(18.53)[7]	0.25[8]	0.11[8]	0.81[8]	339	3
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-22. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2022[6]	15.57	0.08	(2.69)	(2.61)	(0.08)	—	(0.08)	12.88	(16.79)[7]	0.68[8]	0.55[8]	1.18[8]	1,840	4
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
Class C
06-30-2022[6]	15.56	0.03	(2.69)	(2.66)	(0.03)	—	(0.03)	12.87	(17.10)[7]	1.38[8]	1.26[8]	0.45[8]	110	4
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
Class I
06-30-2022[6]	15.45	0.10	(2.67)	(2.57)	(0.10)	—	(0.10)	12.78	(16.66)[7]	0.38[8]	0.25[8]	1.48[8]	34	4
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
Class R2
06-30-2022[6]	15.46	0.08	(2.69)	(2.61)	(0.07)	—	(0.07)	12.78	(16.88)[7]	0.79[8]	0.67[8]	1.07[8]	22	4
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
Class R4
06-30-2022[6]	15.53	0.09	(2.69)	(2.60)	(0.09)	—	(0.09)	12.84	(16.77)[7]	0.62[8]	0.40[8]	1.33[8]	6	4
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
Class R5
06-30-2022[6]	15.56	0.11	(2.70)	(2.59)	(0.10)	—	(0.10)	12.87	(16.65)[7]	0.32[8]	0.20[8]	1.54[8]	14	4
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
Class R6
06-30-2022[6]	15.44	0.11	(2.67)	(2.56)	(0.11)	—	(0.11)	12.77	(16.63)[7]	0.27[8]	0.15[8]	1.60[8]	115	4
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
Class 1
06-30-2022[6]	15.43	0.11	(2.67)	(2.56)	(0.11)	—	(0.11)	12.76	(16.66)[7]	0.31[8]	0.19[8]	1.54[8]	5,885	4
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2022[6]	15.44	0.11	(2.67)	(2.56)	(0.11)	—	(0.11)	12.77	(16.62)[7]	0.26[8]	0.14[8]	1.60[8]	154	4
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-22. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2022[6]	14.05	0.12	(2.11)	(1.99)	(0.12)	—	(0.12)	11.94	(14.22)[7]	0.67[8]	0.57[8]	1.87[8]	713	5
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
Class C
06-30-2022[6]	14.13	0.07	(2.12)	(2.05)	(0.07)	—	(0.07)	12.01	(14.51)[7]	1.37[8]	1.27[8]	1.13[8]	48	5
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
Class I
06-30-2022[6]	13.94	0.14	(2.10)	(1.96)	(0.14)	—	(0.14)	11.84	(14.13)[7]	0.37[8]	0.27[8]	2.21[8]	15	5
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
Class R2
06-30-2022[6]	14.00	0.11	(2.11)	(2.00)	(0.11)	—	(0.11)	11.89	(14.31)[7]	0.80[8]	0.70[8]	1.74[8]	8	5
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
Class R4
06-30-2022[6]	13.96	0.13	(2.10)	(1.97)	(0.13)	—	(0.13)	11.86	(14.17)[7]	0.62[8]	0.42[8]	2.02[8]	2	5
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
Class R5
06-30-2022[6]	13.95	0.14	(2.10)	(1.96)	(0.14)	—	(0.14)	11.85	(14.09)[7]	0.32[8]	0.22[8]	2.23[8]	10	5
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
Class R6
06-30-2022[6]	13.92	0.15	(2.11)	(1.96)	(0.14)	—	(0.14)	11.82	(14.10)[7]	0.27[8]	0.17[8]	2.28[8]	25	5
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
Class 1
06-30-2022[6]	13.95	0.14	(2.10)	(1.96)	(0.14)	—	(0.14)	11.85	(14.09)[7]	0.31[8]	0.21[8]	2.23[8]	1,556	5
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2022[6]	13.92	0.15	(2.10)	(1.95)	(0.14)	—	(0.14)	11.83	(14.03)[7]	0.26[8]	0.16[8]	2.29[8]	59	5
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-22. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2022[6]	13.31	0.17	(1.78)	(1.61)	(0.17)	—	(0.17)	11.53	(12.11)[7]	0.69[8]	0.59[8]	2.67[8]	718	6
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
Class C
06-30-2022[6]	13.31	0.12	(1.77)	(1.65)	(0.12)	—	(0.12)	11.54	(12.41)[7]	1.39[8]	1.30[8]	1.92[8]	41	6
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
Class I
06-30-2022[6]	13.28	0.19	(1.78)	(1.59)	(0.18)	—	(0.18)	11.51	(11.99)[7]	0.39[8]	0.29[8]	3.00[8]	22	6
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
Class R2
06-30-2022[6]	13.28	0.16	(1.77)	(1.61)	(0.16)	—	(0.16)	11.51	(12.16)[7]	0.79[8]	0.70[8]	2.57[8]	7	6
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
Class R4
06-30-2022[6]	13.27	0.18	(1.78)	(1.60)	(0.17)	—	(0.17)	11.50	(12.06)[7]	0.63[8]	0.44[8]	2.84[8]	2	6
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
Class R5
06-30-2022[6]	13.28	0.19	(1.77)	(1.58)	(0.19)	—	(0.19)	11.51	(11.96)[7]	0.33[8]	0.24[8]	2.99[8]	2	6
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
Class R6
06-30-2022[6]	13.27	0.19	(1.77)	(1.58)	(0.19)	—	(0.19)	11.50	(11.95)[7]	0.28[8]	0.19[8]	3.07[8]	15	6
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2022[6]	13.27	0.19	(1.77)	(1.58)	(0.19)	—	(0.19)	11.50	(11.97)[7]	0.32[8]	0.23[8]	3.03[8]	1,185	6
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-22. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,030,227,912	$3,030,227,912	—	—
Common stocks	124,162	—	—	$124,162
U.S. Government and Agency obligations	28,209,759	—	$28,209,759	—
Short-term investments	1,001,295	1,001,295	—	—
Total investments in securities	$3,059,563,128	$3,031,229,207	$28,209,759	$124,162

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,275,638,308	$8,275,638,308	—	—
Common stocks	282,082	—	—	$282,082
U.S. Government and Agency obligations	340,982,975	—	$340,982,975	—
Short-term investments	2,001,941	2,001,941	—	—
Total investments in securities	$8,618,905,306	$8,277,640,249	$340,982,975	$282,082

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,509,449,937	$7,509,449,937	—	—
Common stocks	174,790	—	—	$174,790
U.S. Government and Agency obligations	669,706,505	—	$669,706,505	—
Short-term investments	1,001,989	1,001,989	—	—
Total investments in securities	$8,180,333,221	$7,510,451,926	$669,706,505	$174,790

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,233,253,652	$2,233,253,652	—	—
Common stocks	29,318	—	—	$29,318
U.S. Government and Agency obligations	203,977,663	—	$203,977,663	—
Short-term investments	1,381	1,381	—	—
Total investments in securities	$2,437,262,014	$2,233,255,033	$203,977,663	$29,318

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,809,525,155	$1,809,525,155	—	—
U.S. Government and Agency obligations	182,989,409	—	$182,989,409	—
Short-term investments	1,397	1,397	—	—
Total investments in securities	$1,992,515,961	$1,809,526,552	$182,989,409	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2022 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$7,675
Multimanager Lifestyle Growth Portfolio	18,962
Multimanager Lifestyle Balanced Portfolio	18,033
Multimanager Lifestyle Moderate Portfolio	6,402
Multimanager Lifestyle Conservative Portfolio	5,490
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,888,541,537	$339,062,605	$(168,041,014)	$171,021,591
Multimanager Lifestyle Growth Portfolio	8,445,525,762	742,822,401	(569,442,857)	173,379,544
Multimanager Lifestyle Balanced Portfolio	8,295,938,060	519,765,461	(635,370,300)	(115,604,839)
Multimanager Lifestyle Moderate Portfolio	2,558,360,840	117,167,182	(238,266,008)	(121,098,826)
Multimanager Lifestyle Conservative Portfolio	2,175,880,229	32,346,671	(215,710,939)	(183,364,268)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
JHF II or JHF III fund assets	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2023, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the six months ended June 30, 2022, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$486,059	$38,568	$8,010	$10,255	$2,393	$2,001	$43,026	$2,202,393	—	$2,792,705
Multimanager Lifestyle Growth Portfolio	1,415,696	106,602	26,726	19,099	3,046	4,470	88,653	4,921,806	$260,139	6,846,237
Multimanager Lifestyle Balanced Portfolio	1,286,794	82,757	24,097	14,238	4,147	9,372	72,398	4,003,345	101,580	5,598,728
Multimanager Lifestyle Moderate Portfolio	404,004	28,668	7,984	4,406	1,322	5,553	13,422	844,516	31,269	1,341,144
Multimanager Lifestyle Conservative Portfolio	369,591	22,367	10,674	3,217	929	1,219	7,327	573,205	—	988,529
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2022, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.15%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2022, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2023, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2022:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,511
Multimanager Lifestyle Growth Portfolio	2,211
Multimanager Lifestyle Balanced Portfolio	3,456
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$1,363
Multimanager Lifestyle Conservative Portfolio	1,056

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2022:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$138,475	$400,718	$284,640	$121,224	$107,304
Retained for printing prospectus, advertising and sales literature	15,266	44,853	32,122	12,860	9,285
Sales commission to unrelated broker-dealers	123,209	355,865	252,518	108,364	98,019
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2022, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$8,775	$2,676
Multimanager Lifestyle Growth Portfolio	28,423	5,860
Multimanager Lifestyle Balanced Portfolio	38,375	3,284
Multimanager Lifestyle Moderate Portfolio	28,100	2,177
Multimanager Lifestyle Conservative Portfolio	83,737	3,977
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended June 30, 2022 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$892,908	$342,617
	Class C	244,013	28,077
	Class I	—	5,645
	Class R2	33,850	559
	Class R4	5,175	131
	Class R5	593	109
	Class R6	—	2,346
	Class 1	696,279	—
	Total	$1,872,818	$379,484
Multimanager Lifestyle Growth Portfolio	Class A	$2,967,828	$1,138,800
	Class C	773,508	88,979
	Class I	—	21,495
	Class R2	70,216	1,195
	Class R4	7,746	190
	Class R5	1,624	280
	Class R6	—	5,552
	Class 1	1,784,017	—
	Total	$5,604,939	$1,256,491
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Balanced Portfolio	Class A	$3,084,875	$1,183,770
	Class C	690,699	79,436
	Class I	—	22,166
	Class R2	61,432	1,024
	Class R4	12,109	298
	Class R5	3,856	674
	Class R6	—	5,215
	Class 1	1,668,295	—
	Total	$5,521,266	$1,292,583
Multimanager Lifestyle Moderate Portfolio	Class A	$1,185,620	$454,978
	Class C	295,798	34,023
	Class I	—	8,973
	Class R2	24,090	392
	Class R4	4,788	118
	Class R5	2,851	497
	Class R6	—	1,195
	Class 1	434,995	—
	Total	$1,948,142	$500,176
Multimanager Lifestyle Conservative Portfolio	Class A	$1,190,614	$456,924
	Class C	254,536	29,283
	Class I	—	13,172
	Class R2	18,491	315
	Class R4	3,643	91
	Class R5	711	119
	Class R6	—	719
	Class 1	325,745	—
	Total	$1,793,740	$500,623
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended June 30, 2022 and for the year ended December 31, 2021 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,837,421	$28,333,145	3,947,945	$70,351,101
Distributions reinvested	—	—	3,776,820	64,243,198
Repurchased	(2,828,937)	(43,446,739)	(5,263,600)	(93,926,019)
Net increase (decrease)	(991,516)	$(15,113,594)	2,461,165	$40,668,280
Class C shares
Sold	191,068	$2,945,773	390,579	$6,973,832
Distributions reinvested	—	—	302,361	5,155,251
Repurchased	(552,804)	(8,481,638)	(1,311,577)	(23,287,703)
Net decrease	(361,736)	$(5,535,865)	(618,637)	$(11,158,620)
Class I shares
Sold	124,728	$1,935,844	428,512	$7,734,164
Distributions reinvested	—	—	56,401	955,433
Repurchased	(137,663)	(2,093,423)	(329,764)	(5,986,087)
Net increase (decrease)	(12,935)	$(157,579)	155,149	$2,703,510
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	43,501	$665,133	192,221	$3,427,944
Distributions reinvested	—	—	77,638	1,307,416
Repurchased	(69,676)	(1,052,258)	(123,808)	(2,199,263)
Net increase (decrease)	(26,175)	$(387,125)	146,051	$2,536,097
Class R4 shares
Sold	116,077	$1,787,353	21,528	$379,061
Distributions reinvested	—	—	17,167	290,114
Repurchased	(22,714)	(362,030)	(22,197)	(393,084)
Net increase	93,363	$1,425,323	16,498	$276,091
Class R5 shares
Sold	94,217	$1,405,028	24,461	$447,525
Distributions reinvested	—	—	15,415	261,287
Repurchased	(23,045)	(380,339)	(46,500)	(799,950)
Net increase (decrease)	71,172	$1,024,689	(6,624)	$(91,138)
Class R6 shares
Sold	1,069,848	$16,090,737	1,119,457	$19,992,916
Distributions reinvested	—	—	343,025	5,810,839
Repurchased	(742,923)	(11,233,749)	(1,201,842)	(20,951,538)
Net increase	326,925	$4,856,988	260,640	$4,852,217
Class 1 shares
Sold	1,297,802	$20,038,583	1,465,686	$26,276,932
Distributions reinvested	—	—	18,951,839	320,286,070
Repurchased	(10,174,818)	(156,622,415)	(25,997,280)	(463,211,878)
Net decrease	(8,877,016)	$(136,583,832)	(5,579,755)	$(116,648,876)
Total net decrease	(9,777,918)	$(150,470,995)	(3,165,513)	$(76,862,439)

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,044,443	$91,140,977	13,694,823	$237,184,360
Distributions reinvested	—	—	12,424,385	204,256,277
Repurchased	(10,039,648)	(149,782,691)	(16,679,890)	(289,580,408)
Net increase (decrease)	(3,995,205)	$(58,641,714)	9,439,318	$151,860,229
Class C shares
Sold	480,708	$7,220,005	1,028,838	$17,762,572
Distributions reinvested	—	—	990,396	16,291,925
Repurchased	(2,279,606)	(34,186,974)	(6,058,779)	(104,489,617)
Net decrease	(1,798,898)	$(26,966,969)	(4,039,545)	$(70,435,120)
Class I shares
Sold	483,378	$7,261,740	1,144,187	$19,866,733
Distributions reinvested	—	—	233,090	3,804,022
Repurchased	(538,913)	(8,022,894)	(1,062,520)	(18,426,902)
Net increase (decrease)	(55,535)	$(761,154)	314,757	$5,243,853
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	56,689	$840,976	283,892	$4,918,580
Distributions reinvested	—	—	162,637	2,647,734
Repurchased	(93,187)	(1,344,787)	(262,356)	(4,454,393)
Net increase (decrease)	(36,498)	$(503,811)	184,173	$3,111,921
Class R4 shares
Sold	14,982	$221,516	41,332	$729,694
Distributions reinvested	—	—	30,142	494,938
Repurchased	(58,653)	(864,787)	(45,763)	(810,561)
Net increase (decrease)	(43,671)	$(643,271)	25,711	$414,071
Class R5 shares
Sold	30,129	$467,336	43,307	$746,560
Distributions reinvested	—	—	40,893	673,106
Repurchased	(17,527)	(272,110)	(134,586)	(2,217,611)
Net increase (decrease)	12,602	$195,226	(50,386)	$(797,945)
Class R6 shares
Sold	1,756,821	$26,692,972	1,937,607	$33,342,345
Distributions reinvested	—	—	749,646	12,249,215
Repurchased	(1,405,018)	(20,686,374)	(2,631,338)	(44,618,664)
Net increase	351,803	$6,006,598	55,915	$972,896
Class 1 shares
Sold	595,829	$8,733,839	1,257,038	$21,682,937
Distributions reinvested	—	—	48,460,129	791,838,506
Repurchased	(29,402,127)	(439,437,679)	(73,569,726)	(1,269,931,314)
Net decrease	(28,806,298)	$(430,703,840)	(23,852,559)	$(456,409,871)
Class 5 shares
Sold	427,321	$6,392,482	750,012	$12,968,948
Distributions reinvested	—	—	2,486,233	40,550,453
Repurchased	(441,766)	(6,613,012)	(1,344,604)	(23,388,342)
Net increase (decrease)	(14,445)	$(220,530)	1,891,641	$30,131,059
Total net decrease	(34,386,145)	$(512,239,465)	(16,030,975)	$(335,908,907)

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,301,960	$104,779,507	17,393,567	$285,892,058
Distributions reinvested	839,190	11,415,674	13,424,407	209,694,558
Repurchased	(11,788,499)	(167,830,492)	(19,366,911)	(318,870,122)
Net increase (decrease)	(3,647,349)	$(51,635,311)	11,451,063	$176,716,494
Class C shares
Sold	334,601	$4,815,605	720,710	$11,848,726
Distributions reinvested	19,975	266,720	941,452	14,657,422
Repurchased	(2,738,943)	(38,924,153)	(6,585,451)	(107,882,108)
Net decrease	(2,384,367)	$(33,841,828)	(4,923,289)	$(81,375,960)
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio , Cont’d	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class I shares
Sold	496,991	$7,062,472	1,052,354	$17,224,808
Distributions reinvested	18,581	251,452	255,678	3,964,550
Repurchased	(699,110)	(9,920,415)	(908,185)	(14,802,293)
Net increase (decrease)	(183,538)	$(2,606,491)	399,847	$6,387,065
Class R2 shares
Sold	91,425	$1,271,856	353,687	$5,833,371
Distributions reinvested	8,080	108,952	136,582	2,116,375
Repurchased	(94,298)	(1,304,068)	(317,913)	(5,183,971)
Net increase	5,207	$76,740	172,356	$2,765,775
Class R4 shares
Sold	19,806	$282,470	63,251	$1,045,228
Distributions reinvested	3,241	44,013	47,600	741,486
Repurchased	(45,847)	(675,902)	(114,577)	(1,887,729)
Net decrease	(22,800)	$(349,419)	(3,726)	$(101,015)
Class R5 shares
Sold	48,895	$704,020	121,144	$1,964,525
Distributions reinvested	8,269	112,836	105,457	1,648,465
Repurchased	(101,499)	(1,394,158)	(168,913)	(2,788,616)
Net increase (decrease)	(44,335)	$(577,302)	57,688	$824,374
Class R6 shares
Sold	2,572,897	$37,176,677	2,809,050	$45,698,889
Distributions reinvested	68,433	925,055	719,028	11,144,604
Repurchased	(1,354,841)	(19,310,387)	(4,052,806)	(64,188,473)
Net increase (decrease)	1,286,489	$18,791,345	(524,728)	$(7,344,980)
Class 1 shares
Sold	1,268,859	$17,871,319	1,799,823	$29,446,376
Distributions reinvested	3,636,203	49,183,450	47,548,229	737,160,592
Repurchased	(31,737,715)	(449,117,402)	(70,543,999)	(1,150,051,991)
Net decrease	(26,832,653)	$(382,062,633)	(21,195,947)	$(383,445,023)
Class 5 shares
Sold	302,999	$4,324,766	651,202	$10,647,912
Distributions reinvested	96,679	1,307,475	1,159,842	17,992,698
Repurchased	(321,657)	(4,543,233)	(876,519)	(14,364,158)
Net increase	78,021	$1,089,008	934,525	$14,276,452
Total net decrease	(31,745,325)	$(451,115,891)	(13,632,211)	$(271,296,818)

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,403,823	$57,824,951	10,851,331	$159,702,120
Distributions reinvested	548,724	6,850,820	4,600,189	64,952,906
Repurchased	(6,918,301)	(89,872,080)	(8,630,262)	(127,042,478)
Net increase (decrease)	(1,965,754)	$(25,196,309)	6,821,258	$97,612,548
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Moderate Portfolio , Cont’d	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class C shares
Sold	273,773	$3,579,513	663,818	$9,842,735
Distributions reinvested	23,903	298,766	360,274	5,104,939
Repurchased	(1,369,475)	(17,925,142)	(3,307,719)	(48,822,326)
Net decrease	(1,071,799)	$(14,046,863)	(2,283,627)	$(33,874,652)
Class I shares
Sold	447,411	$5,855,043	503,093	$7,364,807
Distributions reinvested	12,979	160,744	80,575	1,129,238
Repurchased	(260,224)	(3,301,662)	(287,047)	(4,199,886)
Net increase	200,166	$2,714,125	296,621	$4,294,159
Class R2 shares
Sold	32,648	$424,932	193,946	$2,865,121
Distributions reinvested	5,953	73,944	50,868	715,347
Repurchased	(64,858)	(852,686)	(156,864)	(2,304,128)
Net increase (decrease)	(26,257)	$(353,810)	87,950	$1,276,340
Class R4 shares
Sold	29,704	$375,650	44,609	$653,967
Distributions reinvested	2,125	26,367	17,136	240,574
Repurchased	(41,420)	(533,436)	(62,788)	(917,487)
Net decrease	(9,591)	$(131,419)	(1,043)	$(22,946)
Class R5 shares
Sold	497,014	$6,784,731	68,678	$1,000,116
Distributions reinvested	9,617	119,696	48,757	684,494
Repurchased	(288,539)	(3,764,436)	(125,469)	(1,824,594)
Net increase (decrease)	218,092	$3,139,991	(8,034)	$(139,984)
Class R6 shares
Sold	551,459	$7,247,575	1,042,171	$14,974,192
Distributions reinvested	23,045	285,569	156,013	2,187,489
Repurchased	(468,024)	(6,019,171)	(1,849,145)	(26,847,203)
Net increase (decrease)	106,480	$1,513,973	(650,961)	$(9,685,522)
Class 1 shares
Sold	956,671	$12,538,728	2,234,127	$32,592,680
Distributions reinvested	1,501,007	18,639,785	11,382,109	159,818,494
Repurchased	(10,379,240)	(134,551,592)	(20,610,599)	(302,394,765)
Net decrease	(7,921,562)	$(103,373,079)	(6,994,363)	$(109,983,591)
Class 5 shares
Sold	127,100	$1,673,093	396,634	$5,804,117
Distributions reinvested	57,698	715,049	410,312	5,747,962
Repurchased	(259,073)	(3,361,778)	(387,560)	(5,679,492)
Net increase (decrease)	(74,275)	$(973,636)	419,386	$5,872,587
Total net decrease	(10,544,500)	$(136,707,027)	(2,312,813)	$(44,651,061)

42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-22		Year Ended 12-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,310,643	$91,404,985	19,709,182	$272,465,204
Distributions reinvested	831,406	9,934,626	3,427,203	45,937,248
Repurchased	(10,941,000)	(135,597,120)	(14,400,061)	(198,955,758)
Net increase (decrease)	(2,798,951)	$(34,257,509)	8,736,324	$119,446,694
Class C shares
Sold	129,065	$1,637,742	608,717	$8,390,651
Distributions reinvested	38,004	453,630	227,416	3,043,914
Repurchased	(1,146,704)	(14,182,810)	(2,439,461)	(33,657,679)
Net decrease	(979,635)	$(12,091,438)	(1,603,328)	$(22,223,114)
Class I shares
Sold	683,498	$8,420,997	983,037	$13,607,805
Distributions reinvested	28,442	339,407	97,454	1,305,138
Repurchased	(537,607)	(6,565,863)	(672,168)	(9,265,784)
Net increase	174,333	$2,194,541	408,323	$5,647,159
Class R2 shares
Sold	34,065	$420,140	163,819	$2,262,874
Distributions reinvested	7,509	89,531	33,189	444,269
Repurchased	(81,840)	(1,032,110)	(253,726)	(3,503,008)
Net decrease	(40,266)	$(522,439)	(56,718)	$(795,865)
Class R4 shares
Sold	2,713	$33,972	17,088	$233,906
Distributions reinvested	2,505	29,847	10,298	137,913
Repurchased	(8,287)	(106,513)	(45,567)	(631,147)
Net decrease	(3,069)	$(42,694)	(18,181)	$(259,328)
Class R5 shares
Sold	85,736	$1,109,789	56,746	$787,207
Distributions reinvested	3,152	37,657	13,968	186,998
Repurchased	(129,467)	(1,657,213)	(85,002)	(1,162,579)
Net decrease	(40,579)	$(509,767)	(14,288)	$(188,374)
Class R6 shares
Sold	328,567	$4,141,442	393,829	$5,427,392
Distributions reinvested	19,214	229,178	77,007	1,030,730
Repurchased	(413,531)	(5,194,099)	(614,383)	(8,442,316)
Net decrease	(65,750)	$(823,479)	(143,547)	$(1,984,194)
Class 1 shares
Sold	2,076,001	$26,055,926	4,099,722	$56,561,762
Distributions reinvested	1,627,368	19,416,554	6,600,865	88,420,244
Repurchased	(9,537,504)	(119,069,925)	(19,313,158)	(265,900,721)
Net decrease	(5,834,135)	$(73,597,445)	(8,612,571)	$(120,918,715)
Total net decrease	(9,588,052)	$(119,650,230)	(1,303,986)	$(21,275,737)
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2022. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Portfolio	Class	% by Class
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2022:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$7,458,527	$80,394,842	$7,134,204	$231,671,079
Multimanager Lifestyle Growth Portfolio	84,668,549	191,661,185	116,207,037	648,469,944
Multimanager Lifestyle Balanced Portfolio	165,909,088	246,216,393	194,713,256	682,851,703
Multimanager Lifestyle Moderate Portfolio	47,105,172	84,298,234	68,277,339	204,331,144
Multimanager Lifestyle Conservative Portfolio	37,295,495	97,407,870	72,951,603	188,206,804
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2022, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	22.9%
	JHF II Mid Value Fund	16.0%
	JHF II Health Sciences Fund	14.7%
	JHF Diversified Real Assets Fund	14.6%
	JHF II International Small Company Fund	14.2%
	JHF II Small Cap Growth Fund	14.1%
	JHF II Science & Technology Fund	14.0%
	JHF II Small Cap Value Fund	13.7%
	JHF II Equity Income Fund	13.5%
	JHF International Dynamic Growth Fund	11.5%
	JHF Emerging Markets Equity Fund	10.4%
	JHF Disciplined Value International Fund	8.3%
	JHF Financial Industries Fund	7.6%
	JHF II Capital Appreciation Value	6.9%
	JHF Small Cap Core Fund	6.6%
	JHF II Global Equity Fund	6.3%
	JHF II International Strategic Equity Allocation Fund	6.3%
	JHF II Capital Appreciation Fund	5.9%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	49.7%
	JHF II Mid Value Fund	36.0%
	JHF II Health Sciences Fund	34.4%
	JHF II Science & Technology Fund	33.7%
	JHF Diversified Real Assets Fund	32.9%
	JHF II International Small Company Fund	30.9%
	JHF II Equity Income Fund	30.8%
	JHF II Capital Appreciation Value	29.1%
	JHF II Small Cap Value Fund	28.5%
	JHF II Small Cap Growth Fund	27.7%
	JHF II Fundamental Global Franchise Fund	27.1%
	JHF International Dynamic Growth Fund	25.8%
	JHF II Global Equity Fund	23.8%
	JHF Disciplined Value International Fund	19.0%
	JHF Emerging Markets Equity Fund	18.6%
	JHF II Emerging Markets Debt Fund	18.4%
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF Financial Industries Fund	17.5%
	JHF Small Cap Core Fund	15.8%
	JHF II Capital Appreciation Fund	15.4%
	JHF II International Strategic Equity Allocation Fund	14.2%
	JHF II Absolute Return Currency Fund	13.5%
	JHF High Yield Fund	11.8%
	JHF II Blue Chip Growth Fund	11.2%
	JHF Diversified Macro Fund	10.2%
	JHF II Floating Rate Income Fund	9.0%
	JHF Fundamental Large Cap Core Fund	8.6%
	JHF II U.S. Sector Rotation Fund	8.0%
	JHF II Strategic Income Opportunities Fund	6.7%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.7%
	JHF II Emerging Markets Debt Fund	31.6%
	JHF Short Duration Bond Fund	31.3%
	JHF II Capital Appreciation Value	30.6%
	JHF Global Thematic Opportunities Fund	26.3%
	JHF II Global Equity Fund	25.9%
	JHF II Health Sciences Fund	25.9%
	JHF II Fundamental Global Franchise Fund	25.2%
	JHF II Science & Technology Fund	24.9%
	JHF II Mid Value Fund	23.9%
	JHF Diversified Real Assets Fund	22.4%
	JHF High Yield Fund	22.1%
	JHF II Small Cap Value Fund	20.0%
	JHF International Dynamic Growth Fund	19.9%
	JHF II Small Cap Growth Fund	18.9%
	JHF II Equity Income Fund	18.6%
	JHF II Absolute Return Currency Fund	16.7%
	JHF II Strategic Income Opportunities Fund	15.4%
	JHF II Floating Rate Income Fund	15.3%
	JHF II International Small Company Fund	15.3%
	JHF Disciplined Value International Fund	14.8%
	JHF Financial Industries Fund	12.7%
	JHF Diversified Macro Fund	12.6%
	JHF Emerging Markets Equity Fund	11.1%
	JHF Small Cap Core Fund	10.0%
	JHF II International Strategic Equity Allocation Fund	8.7%
	JHF II Capital Appreciation Fund	8.7%
	JHF II Core Bond Fund	7.9%
	JHF II Blue Chip Growth Fund	7.4%
	JHF II U.S. Sector Rotation Fund	7.1%
	JHF Fundamental Large Cap Core Fund	5.2%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.5%
	JHF Short Duration Bond Fund	18.5%
	JHF II Emerging Markets Debt Fund	13.3%
	JHF II Core Bond Fund	13.2%
	JHF High Yield Fund	9.6%
	JHF II Capital Appreciation Value	8.7%
	JHF II Global Equity Fund	7.7%
	JHF II Fundamental Global Franchise Fund	7.4%
	JHF II Floating Rate Income Fund	6.4%
	JHF II Absolute Return Currency Fund	6.2%
	JHF II Strategic Income Opportunities Fund	5.3%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Small Cap Growth Fund	5.1%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	31.7%
	JHF Short Duration Bond Fund	19.8%
	JHF II Core Bond Fund	17.6%
	JHF II Emerging Markets Debt Fund	14.5%
	JHF II Absolute Return Currency Fund	10.8%
	JHF High Yield Fund	10.4%
	JHF II Floating Rate Income Fund	6.6%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,538,298	$252,700,922	$2,000,002	$(451,338)	$15,541	$(85,168,145)	—	—	$169,096,982
Capital Appreciation	7,108,075	118,548,828	3,415,506	—	—	(43,206,868)	—	—	78,757,466
Capital Appreciation Value	9,658,851	80,546,510	18,827,929	(345,970)	5,623	(12,394,199)	—	—	86,639,893
Core Bond	1,258,035	—	14,523,016	—	—	(206,574)	$56,909	—	14,316,442
Disciplined Value	7,166,208	190,615,484	—	(21,634,808)	313,845	(18,804,162)	—	—	150,490,359
Disciplined Value International	12,512,266	203,514,944	—	(26,921,820)	2,038,399	(22,103,074)	—	—	156,528,449
Diversified Macro	3,000,486	38,792,465	—	(13,893,287)	113,947	6,401,966	—	—	31,415,091
Diversified Real Assets	12,321,510	181,796,341	—	(36,374,413)	4,672,118	(11,477,061)	—	—	138,616,985
Emerging Markets Debt	2,137,602	19,815,790	474,092	(966,444)	(217,751)	(3,736,327)	474,096	—	15,369,360
Emerging Markets Equity	21,376,476	253,570,261	6,192,216	—	—	(66,732,903)	—	—	193,029,574
Equity Income	12,561,064	304,205,878	1,803,261	(39,129,380)	2,778,270	(26,978,277)	1,820,403	—	242,679,752
Financial Industries	2,809,578	60,468,288	—	(6,080,165)	(34,112)	(10,018,869)	—	—	44,335,142
Fundamental Large Cap Core	3,906,313	298,287,076	—	(2,000,000)	(604,271)	(69,663,561)	—	—	226,019,244
Global Equity	4,221,845	40,399,481	13,329,714	(428,636)	6,530	(7,373,415)	—	—	45,933,674
Global Thematic Opportunities	6,336,940	90,898,171	—	(26,447)	941	(24,588,269)	—	—	66,284,396
Health Sciences	10,467,959	60,003,165	—	(187,405)	(40,072)	(11,309,039)	—	—	48,466,649
High Yield	2,676,542	9,973,268	254,322	(967,749)	(109,371)	(1,388,497)	253,422	—	7,761,973
International Dynamic Growth	3,955,179	50,045,401	1,366,325	—	—	(15,419,596)	—	—	35,992,130
International Growth	3,324,359	114,422,617	1,000,000	—	—	(29,521,191)	—	—	85,901,426
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	9,354,503	$121,037,263	—	$(8,173,447)	$(981,431)	$(24,417,782)	—	—	$87,464,603
International Strategic Equity Allocation	29,087,316	321,192,561	—	(10,195,331)	(1,494,404)	(57,315,795)	—	—	252,187,031
Mid Cap Growth	11,282,158	216,607,037	$10,477,837	—	—	(88,878,435)	—	—	138,206,439
Mid Value	13,170,901	286,733,007	—	(40,733,263)	920,751	(25,517,646)	—	—	221,402,849
Multifactor Emerging Markets ETF	2,717,569	75,152,297	3,433,518	(5,574)	(1,082)	(12,184,872)	$489,796	—	66,394,287
Science & Technology	15,703,500	29,118,971	1,685,454	—	—	(10,232,840)	—	—	20,571,585
Small Cap Core	7,643,624	134,113,181	—	(4,135,132)	(375,234)	(25,496,661)	—	—	104,106,154
Small Cap Growth	4,543,850	91,905,889	1,611,651	—	—	(32,084,690)	—	—	61,432,850
Small Cap Value	3,945,378	107,994,555	—	(17,746,679)	957,706	(13,560,547)	—	—	77,645,035
U.S. Sector Rotation	19,803,652	205,244,029	—	(1,273,792)	44,263	(40,832,408)	—	—	163,182,092
					$8,010,206	$(784,209,737)	$3,094,626	—	$3,030,227,912
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	7,087,490	$81,509,511	—	$(8,974,535)	$(577,427)	$(3,988,521)	—	—	$67,969,028
Blue Chip Growth	10,305,612	574,982,157	$3,207,506	—	—	(194,202,562)	—	—	383,987,101
Bond	38,026,583	598,586,202	32,718,675	(18,573,580)	(3,062,742)	(81,479,320)	$9,923,320	—	528,189,235
Capital Appreciation	18,538,047	301,213,018	14,462,401	—	—	(110,273,855)	—	—	205,401,564
Capital Appreciation Value	40,653,834	393,168,678	30,445,733	(1,648,888)	26,798	(57,327,430)	—	—	364,664,891
Disciplined Value	16,634,828	444,007,403	1,180,000	(53,777,048)	2,150,278	(44,229,242)	—	—	349,331,391
Disciplined Value International	28,620,987	461,542,617	—	(57,479,777)	4,358,243	(50,372,542)	—	—	358,048,541
Diversified Macro	6,488,164	81,749,858	—	(27,436,891)	49,861	13,568,251	—	—	67,931,079
Diversified Real Assets	27,707,154	405,959,935	—	(79,211,538)	13,589,128	(28,632,038)	—	—	311,705,487
Emerging Markets Debt	23,536,336	214,848,726	5,193,115	(7,577,272)	(2,355,523)	(40,882,790)	5,193,116	—	169,226,256
Emerging Markets Equity	38,179,703	462,658,711	3,044,095	—	—	(120,940,086)	—	—	344,762,720
Equity Income	28,599,413	694,473,406	4,135,440	(92,118,027)	12,702,625	(66,652,793)	4,135,439	—	552,540,651
Financial Industries	6,509,899	141,016,506	—	(14,831,214)	(214,311)	(23,244,769)	—	—	102,726,212
Floating Rate Income	23,594,333	215,966,563	4,450,092	(24,971,506)	(1,295,460)	(16,012,475)	4,450,093	—	178,137,214
Fundamental Global Franchise	10,379,644	140,973,580	—	(1,063,028)	(22,030)	(32,770,595)	—	—	107,117,927
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	7,122,955	$539,207,700	—	—	—	$(127,073,519)	—	—	$412,134,181
Global Equity	15,834,355	174,581,998	$28,292,013	$(462,154)	$14,863	(30,148,939)	—	—	172,277,781
Global Thematic Opportunities	13,757,401	197,341,635	—	(60,506)	2,152	(53,380,868)	—	—	143,902,413
Health Sciences	24,424,327	138,792,645	770,703	(174,491)	(37,310)	(26,266,913)	—	—	113,084,634
High Yield	48,231,244	177,768,262	4,563,025	(15,672,474)	(1,492,034)	(25,296,171)	$4,563,025	—	139,870,608
International Dynamic Growth	8,845,398	111,735,289	3,157,264	—	—	(34,399,434)	—	—	80,493,119
International Growth	6,785,268	232,310,573	3,000,000	(42,153)	1,526	(59,938,613)	—	—	175,331,333
International Small Company	20,453,594	270,639,957	—	(23,038,858)	(2,691,220)	(53,668,775)	—	—	191,241,104
International Strategic Equity Allocation	65,422,306	732,836,619	—	(32,449,073)	(3,955,891)	(129,220,262)	—	—	567,211,393
Mid Cap Growth	26,351,863	487,418,096	36,246,752	—	—	(200,854,525)	—	—	322,810,323
Mid Value	29,643,862	653,645,385	—	(101,127,552)	6,798,284	(61,002,795)	—	—	498,313,322
Multifactor Emerging Markets ETF	7,006,872	198,586,439	4,466,934	(61,334)	(9,033)	(31,794,613)	1,267,173	—	171,188,393
Science & Technology	37,777,249	70,096,469	3,799,580	—	—	(24,407,853)	—	—	49,488,196
Small Cap Core	18,160,825	315,600,020	—	(7,097,845)	(442,165)	(60,709,576)	—	—	247,350,434
Small Cap Growth	8,967,629	181,373,630	3,023,909	—	—	(63,155,189)	—	—	121,242,350
Small Cap Value	8,202,376	231,064,382	—	(43,246,255)	2,886,752	(29,282,112)	—	—	161,422,767
Strategic Income Opportunities	27,109,543	334,030,626	5,503,945	(34,457,388)	(3,295,536)	(37,463,600)	5,503,946	—	264,318,047
U.S. Sector Rotation	42,744,977	443,172,929	—	(2,916,554)	101,347	(88,139,109)	—	—	352,218,613
					$23,231,175	$(1,993,643,633)	$35,036,112	—	$8,275,638,308
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	8,763,726	$101,287,060	—	$(11,690,295)	$(714,282)	$(4,838,347)	—	—	$84,044,136
Blue Chip Growth	6,778,171	364,699,430	$12,332,946	—	—	(124,477,735)	—	—	252,554,641
Bond	53,594,882	898,441,560	14,566,967	(42,858,189)	(7,210,899)	(118,506,531)	$14,591,096	—	744,432,908
Capital Appreciation	10,470,231	166,776,486	13,036,448	(1,600,000)	(770,107)	(61,432,669)	—	—	116,010,158
Capital Appreciation Value	42,739,088	418,643,356	28,401,025	(2,963,606)	14,630	(60,725,782)	—	—	383,369,623
Core Bond	11,029,530	103,515,062	35,001,546	(992,547)	(26,631)	(11,981,378)	600,523	—	125,516,052
Disciplined Value	9,937,992	273,416,674	—	(39,568,314)	4,362,706	(29,513,234)	—	—	208,697,832
Disciplined Value International	22,223,242	356,854,372	3,000,001	(46,672,386)	1,000,184	(36,169,418)	—	—	278,012,753
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	8,005,607	$102,238,848	—	$(35,156,439)	$(181,223)	$16,917,521	—	—	$83,818,707
Diversified Real Assets	18,865,695	281,496,671	—	(59,416,244)	12,897,144	(22,738,505)	—	—	212,239,066
Emerging Markets Debt	40,556,632	360,769,769	$8,770,251	(4,892,163)	(1,716,403)	(71,329,270)	$8,770,262	—	291,602,184
Emerging Markets Equity	22,789,544	272,840,317	4,565,833	—	—	(71,616,567)	—	—	205,789,583
Equity Income	17,258,914	427,645,572	2,495,406	(64,620,988)	13,891,372	(45,969,146)	2,495,407	—	333,442,216
Financial Industries	4,715,318	104,522,509	—	(12,962,526)	(235,100)	(16,917,170)	—	—	74,407,713
Floating Rate Income	40,320,877	363,869,595	7,451,069	(38,062,424)	(1,455,500)	(27,380,116)	7,451,068	—	304,422,624
Fundamental Global Franchise	9,634,673	131,373,171	—	(1,507,780)	36,667	(30,472,233)	—	—	99,429,825
Fundamental Large Cap Core	4,260,942	315,976,324	5,100,000	—	—	(74,538,207)	—	—	246,538,117
Global Equity	17,288,956	199,112,895	24,030,716	(1,270,422)	34,398	(33,803,742)	—	—	188,103,845
Global Shareholder Yield	4,001,223	52,118,587	900,535	(6,292,559)	808,688	(5,322,351)	900,535	—	42,212,900
Global Thematic Opportunities	7,269,524	104,258,026	—	(13,048)	464	(28,206,217)	—	—	76,039,225
Health Sciences	18,412,530	103,287,998	3,350,108	(1,815,667)	(166,405)	(19,406,022)	—	—	85,250,012
High Yield	90,497,230	328,412,783	8,482,031	(24,848,365)	(2,277,305)	(47,327,178)	8,482,031	—	262,441,966
International Dynamic Growth	6,830,257	82,556,422	5,284,761	—	—	(25,685,845)	—	—	62,155,338
International Growth	5,325,912	182,785,172	2,000,000	—	—	(47,163,596)	—	—	137,621,576
International Small Company	10,090,510	145,961,237	—	(22,029,524)	(802,570)	(28,782,875)	—	—	94,346,268
International Strategic Equity Allocation	40,140,016	458,412,116	—	(27,949,092)	(2,637,139)	(79,811,945)	—	—	348,013,940
Mid Cap Growth	17,905,278	322,261,002	30,975,439	—	—	(133,896,783)	—	—	219,339,658
Mid Value	19,720,091	449,254,006	—	(82,043,692)	2,018,435	(37,734,022)	—	—	331,494,727
Multi-Asset High Income	4,613,229	52,129,013	1,040,209	(4,969,825)	(264,163)	(6,277,779)	1,040,209	—	41,657,455
Multifactor Emerging Markets ETF	4,446,333	118,869,200	11,908,688	(2,423,729)	(139,887)	(19,583,687)	806,108	—	108,630,585
Science & Technology	27,899,355	49,934,677	4,347,266	—	—	(17,733,788)	—	—	36,548,155
Short Duration Bond	16,647,703	192,250,889	2,810,126	(28,779,209)	(1,796,417)	(10,161,182)	2,810,115	—	154,324,207
Small Cap Core	11,477,261	202,510,790	—	(7,513,613)	(441,172)	(38,235,704)	—	—	156,320,301
Small Cap Growth	6,097,870	126,152,212	3,881,521	(3,500,000)	(1,470,758)	(42,619,766)	—	—	82,443,209
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	5,749,323	$167,753,123	—	$(36,098,314)	$3,213,682	$(21,721,815)	—	—	$113,146,676
Strategic Income Opportunities	62,653,292	753,026,811	$12,483,505	(62,493,598)	(4,630,465)	(87,516,656)	$12,483,505	—	610,869,597
U.S. Sector Rotation	38,126,476	400,840,834	—	(7,847,149)	(53,953)	(78,777,573)	—	—	314,162,159
					$11,287,991	$(1,601,457,313)	$60,430,859	—	$7,509,449,937
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,246,297	$37,168,460	$287,700	$(4,279,836)	$(257,449)	$(1,786,884)	—	—	$31,131,991
Blue Chip Growth	1,175,891	61,086,022	7,838,107	(4,050,606)	(382,586)	(20,677,220)	—	—	43,813,717
Bond	22,211,083	369,244,025	9,304,750	(18,460,031)	(2,825,562)	(48,751,237)	$5,978,046	—	308,511,945
Capital Appreciation	1,834,129	28,001,539	4,979,058	(2,112,061)	(254,326)	(10,292,060)	—	—	20,322,150
Capital Appreciation Value	12,178,868	125,680,445	4,677,920	(3,308,440)	(32,605)	(17,772,875)	—	—	109,244,445
Core Bond	18,412,266	241,685,214	4,587,542	(9,610,345)	(861,067)	(26,269,761)	1,138,490	—	209,531,583
Disciplined Value	2,072,111	51,567,255	2,800,000	(5,972,097)	295,340	(5,176,175)	—	—	43,514,323
Disciplined Value International	3,886,325	61,550,743	1,061,228	(7,952,965)	(99,775)	(5,941,301)	—	—	48,617,930
Diversified Macro	2,941,471	37,071,886	—	(12,336,878)	428,883	5,633,310	—	—	30,797,201
Diversified Real Assets	3,686,565	54,389,463	463,918	(11,488,073)	2,508,981	(4,400,438)	—	—	41,473,851
Emerging Markets Debt	17,054,451	152,592,661	3,838,360	(3,066,214)	(850,362)	(29,892,941)	3,695,216	—	122,621,504
Emerging Markets Equity	2,563,839	29,583,520	1,490,395	—	—	(7,922,449)	—	—	23,151,466
Equity Income	3,339,419	80,659,574	474,644	(10,477,404)	1,696,164	(7,835,401)	474,644	—	64,517,577
Floating Rate Income	16,705,013	153,348,071	3,111,753	(18,336,173)	(1,409,235)	(10,591,571)	3,111,753	—	126,122,845
Fundamental Global Franchise	2,819,544	37,853,443	474,195	(358,950)	8,729	(8,879,726)	—	—	29,097,691
Fundamental Large Cap Core	837,827	60,794,430	2,308,973	(48,512)	(5,328)	(14,572,906)	—	—	48,476,657
Global Equity	5,106,105	65,172,558	1,811,827	(740,541)	(100,726)	(10,588,690)	—	—	55,554,428
Global Shareholder Yield	2,842,143	36,259,642	637,373	(3,725,905)	532,172	(3,718,677)	637,374	—	29,984,605
High Yield	39,561,239	142,769,320	3,688,423	(10,176,138)	(927,669)	(20,626,343)	3,688,424	—	114,727,593
Infrastructure	932,385	15,029,622	122,609	(1,839,248)	390,692	(1,619,963)	122,609	—	12,083,712
International Growth	1,573,749	53,558,513	1,064,818	(2,187)	(341)	(13,955,141)	—	—	40,665,662
International Small Company	2,144,437	25,683,913	1,288	(111,022)	(11,379)	(5,512,309)	—	—	20,050,491
International Strategic Equity Allocation	9,099,678	105,376,564	—	(7,654,793)	(606,297)	(18,221,267)	—	—	78,894,207
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth	3,920,377	$67,626,393	$13,217,587	$(4,151,052)	$(2,075,661)	$(26,592,645)	—	—	$48,024,622
Mid Value	3,434,225	80,559,468	1,000,000	(17,701,224)	338,345	(6,467,268)	—	—	57,729,321
Multi-Asset High Income	4,033,469	45,324,553	905,395	(4,139,384)	(175,033)	(5,493,302)	$905,395	—	36,422,229
Multifactor Emerging Markets ETF	1,012,476	23,778,765	5,781,309	(587,025)	(25,245)	(4,211,497)	185,253	—	24,736,307
Short Duration Bond	9,840,419	109,736,786	1,935,450	(13,537,192)	(825,653)	(6,088,705)	1,623,209	—	91,220,686
Small Cap Core	641,671	11,331,138	—	(430,838)	10,152	(2,170,891)	—	—	8,739,561
Small Cap Growth	1,654,132	32,077,262	2,178,475	(500,000)	(234,511)	(11,157,360)	—	—	22,363,866
Small Cap Value	1,238,296	33,451,557	—	(5,303,329)	1,223,349	(5,001,921)	—	—	24,369,656
Strategic Income Opportunities	21,476,017	256,703,159	4,255,136	(20,189,868)	(1,083,237)	(30,294,020)	4,255,137	—	209,391,170
U.S. Sector Rotation	6,959,789	73,416,711	—	(1,682,812)	4,654	(14,389,893)	—	—	57,348,660
					$(5,606,586)	$(401,239,527)	$25,815,550	—	$2,233,253,652
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	5,670,323	$66,678,463	$3,408,692	$(12,251,934)	$(693,972)	$(2,762,847)	—	—	$54,378,402
Blue Chip Growth	466,803	22,734,164	6,687,682	(4,092,790)	(816,131)	(7,119,837)	—	—	17,393,088
Bond	26,178,552	434,126,017	12,840,070	(22,839,433)	(3,437,748)	(57,068,812)	$7,016,372	—	363,620,094
Capital Appreciation Value	5,054,497	50,845,281	4,044,409	(2,289,540)	(31,621)	(7,229,687)	—	—	45,338,842
Core Bond	24,572,527	317,526,241	4,969,385	(7,357,176)	(370,171)	(35,132,920)	1,483,726	—	279,635,359
Disciplined Value	501,411	12,998,278	721,545	(2,000,312)	115,129	(1,305,009)	—	—	10,529,631
Disciplined Value International	1,486,870	23,119,609	2,218,412	(4,571,062)	(91,297)	(2,074,919)	—	—	18,600,743
Emerging Markets Debt	18,629,738	165,744,976	6,707,779	(5,194,245)	(1,235,432)	(32,075,260)	4,007,676	—	133,947,818
Emerging Markets Equity	2,216,454	21,638,793	5,009,071	(462,393)	(227,764)	(5,943,123)	—	—	20,014,584
Equity Income	857,783	20,329,771	1,061,422	(3,306,448)	394,381	(1,906,749)	118,933	—	16,572,377
Floating Rate Income	17,309,608	165,744,976	3,333,587	(25,584,724)	(2,323,560)	(10,482,742)	3,333,588	—	130,687,537
Fundamental Global Franchise	1,412,979	18,115,986	1,965,926	(1,224,781)	(77,816)	(4,197,368)	—	—	14,581,947
Fundamental Large Cap Core	167,273	12,081,236	1,386,268	(965,772)	(42,301)	(2,781,025)	—	—	9,678,406
Global Equity	2,073,104	24,149,181	3,525,289	(1,103,952)	(153,624)	(3,861,525)	—	—	22,555,369
Global Shareholder Yield	1,217,958	15,727,625	669,868	(2,211,276)	457,096	(1,793,855)	268,983	—	12,849,458
High Yield	42,480,305	152,436,986	5,925,466	(12,262,728)	(995,915)	(21,910,925)	3,921,937	—	123,192,884
Infrastructure	2,653,380	42,031,474	1,395,132	(5,637,991)	1,192,394	(4,593,201)	340,197	—	34,387,808
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	659,016	$20,963,715	$2,251,798	$(595,918)	$(153,084)	$(5,437,532)	—	—	$17,028,979
International Strategic Equity Allocation	5,447,528	64,972,031	2,761,019	(9,178,619)	(365,172)	(10,959,192)	—	—	47,230,067
Mid Cap Growth	1,722,813	27,356,390	10,938,075	(5,444,260)	(2,499,573)	(9,246,167)	—	—	21,104,465
Mid Value	1,340,134	33,435,850	2,481,679	(11,098,876)	(228,072)	(2,062,924)	—	—	22,527,657
Multi-Asset High Income	4,330,991	48,392,694	960,334	(4,225,317)	(125,974)	(5,892,885)	$960,335	—	39,108,852
Short Duration Bond	10,547,155	120,981,735	1,903,677	(17,647,418)	(971,280)	(6,494,584)	1,753,214	—	97,772,130
Small Cap Growth	1,344,237	22,920,111	3,896,277	(90,634)	(56,947)	(8,494,728)	—	—	18,174,079
Small Cap Value	973,626	25,371,849	119,143	(3,469,210)	(421,248)	(2,439,581)	—	—	19,160,953
Strategic Income Opportunities	20,056,581	241,842,487	3,992,918	(20,892,088)	(657,656)	(28,733,992)	3,992,918	—	195,551,669
U.S. Sector Rotation	2,900,723	29,664,721	2,232,951	(2,207,911)	(30,630)	(5,757,174)	—	—	23,901,957
					$(13,847,988)	$(287,758,563)	$27,197,879	—	$1,809,525,155
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the"1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor (with respect to each of the Funds in this report).
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent, and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(g)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(h)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed each Fund’s performance and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee for the Funds is paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which is affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, Extent, and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history,
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including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Advisor not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2021	Fees and expenses	2022 comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five-, and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are equal to the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the peer group median for the three-, ﬁve- and ten-year periods.
The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2022.
The Board noted the Fund’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the one-, three-, ﬁve- and ten-year periods relative to the benchmark index and to the peer group median for the one- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board noted that the Fund outperformed its benchmark for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Fund’s expenses and noted that net total expenses are lower than the peer group median.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

Portfolio (subadviser)	Performance as of 12.31.2021	Fees and expenses	2022 comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Fund underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the benchmark index for the three-year period and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Fund outperformed its benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Fund’s expenses and noted that net total expenses are lower than the peer group median.
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are lower than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index – The Fund outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the ﬁve- and ten-year periods and to the peer group median for the one-year period.
The Board noted the Fund’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the three-, ﬁve- and ten-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended April 30, 2022.
The Board took into account management’s discussion of the Fund’s expenses and noted that net total expenses are lower than the peer group median.
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Multimanager Lifestyle Aggressive Portfolio, John Hancock Multimanager Lifestyle Balanced Portfolio, John Hancock Multimanager Lifestyle Conservative Portfolio, John Hancock Multimanager Lifestyle Growth Portfolio, John Hancock Multimanager Lifestyle Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Portfolios’ subadvisor(s), Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2271483	LSSA 6/22
8/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a- 2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew Arnott
_______________________________
Andrew Arnott
President
Date: August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
________________________________
Andrew Arnott
President
Date: August 5, 2022
By:	/s/ Charles Rizzo
_________________________________
Charles A. Rizzo
Chief Financial Officer
Date: August 5, 2022